Dividends (Details)	1 Months Ended				12 Months Ended
	May 31, 2018 USD ($)	May 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 12, 2018 USD ($)	Apr. 30, 2017 CNY (¥)	Feb. 28, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Dividends
Dividend paid					$ 18,377,647	¥ 126,355,510	¥ 111,196,228
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Dividends
Dividend payable											¥ 67,736,687
Dividend paid				¥ 67,736,687
Jupai Holdings Limited
Dividends
Dividend payable | $								$ 19,950,975		$ 16,172,640
Dividend paid | $	$ 19,950,975		$ 16,172,640
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Dividends
Dividend payable									¥ 5,992,000
Dividend paid		¥ 5,992,000